FINANCING AND LOANS	12 Months Ended
Dec. 31, 2018
FINANCING AND LOANS.
FINANCING AND LOANS

NOTE 8 - FINANCING AND LOANS

	12/31/2018
	CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Value	CURRENT	CURRENT
ITAIPU	7.08	11,731	2,357,818	5,620,167
ELETROPAULO	10.00	—	—	1,491,811
CEPISA	6.60	193,731	857,669	996,771
CERON	7.21	9,861	98,461	515,564
ELETROACRE	7.43	—	194,401	275,127
BOA VISTA	6.72	220	99,076	198,404
CELPA	5.95	206	7,467	656,818
CEMAR	0.34	377	27,814	87,470
ENERGISA - TO	5.83	177	25,549	8,496
CEMIG	5.17	180	13,930	20,259
COPEL	5.04	113	10,226	12,276
COELCE	5.00	110	8,546	13,477
CELESC DISTRIB.	5.00	86	10,470	5,545
CEEE	5.00	92	3,827	12,158
ESCELSA	5.00	58	6,752	4,913
CESP	5.11	29	5,136	33
OTHERS		228,359	38,267	52,568
(-) ADA		(235,613)	(72,042)	—
		209,717	3,693,367	9,971,857

	12/31/2017
	CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Value	CURRENT	CURRENT
ITAIPU	7.10	21,101	1,888,426	6,790,064
CEMIG	5.17	262	16,357	33,171
CEEE	5.00	116	4,465	15,642
AES ELETROPAULO	10.00	340,493	10,561	—
ENERGISA - TO	6.31	359	30,047	31,742
CELPA	5.93	252	7,467	628,313
CEMAR	0.43	462	27,679	103,860
CESP	5.10	57	5,569	4,752
COELCE	5.00	149	9,265	20,591
COELBA	5.00	185	7,340	29,620
ESCELSA	5.00	97	8,316	11,144
CELESC DISTRIB.	5.00	180	17,577	14,959
OTHERS		206,751	137,347	111,034
(-) ADA		(205,676)	(63,244)	—
		364,788	2,107,172	7,794,892

Financing and loans granted are made with the Company’s own resources, in addition to sector resources and external resources collected through international development agencies, financial institutions, and funds received from bond issuance in the international financial market.

Of the total loans granted by Eletrobras, on December 31, 2018, R$ 4,309,947 (R$ 4,848,676 on December 31, 2017) relate to transfers from the RGR sector fund, included under the Financing and Loans heading.

All financing and loans granted are backed by formal contracts signed with the borrowers. Receipt of these values, for the most part, is established in monthly installments, payable over an average period of 10 years, with an average interest rate of 6.91% per annum, weighted by the balance of the portfolio.

Financing and loans granted by the Company, with currency exchange adjustment clause, represent 30% of the total portfolio (28% on December 31, 2017). Those, which include adjustment based on indexes representing domestic prices in Brazil, correspond to 70% of the portfolio’s balance (72% on December 31, 2017).

The market values of these assets are similar with its accounting values, given that they are specific sector transactions formed in part through resources from Sector Funds, and that they do not have similar conditions as a parameter for market value valuation.

8.1 - Eletropaulo/CTEEP - Legal Action

In the Agreement between the Company and Eletropaulo Metropolitana Eletricidade de São Paulo (Eletropaulo), the parties have agreed that Eletropaulo undertakes to pay R$ 1,400,000 in favor of Eletrobras, with the purpose of settling the debt arising from the Legal Action, object of the collection action, now in liquidation, as follows:

•	Payment of R$ 250,000 performed after the final res judicata of the Agreement;
•	Payment of 3 annual installments of R$ 300,000 each, the first installment being paid 12 months after the final res judicata of the Agreement;
•	Payment of R$ 250,000 performed 48 months after the final res judicata of the Agreement;
•	All payments will be updated by CDI + 1% per annum until the effective date of payment of each installment, as from February 1, 2018.

The reference date considered for calculation of the amounts was January 31, 2018.

Eletropaulo also undertakes to liquidate the amount of R$ 100,000 for legal fees, calculated with the base date of January 31, 2018, as follows:

•

Payment of 50% performed after the res judicata of: (a) judicial homologation of the Agreement; and (b) judicial homologation of the transaction with the lawyers regarding the burden of loss; whichever occurs last;

•	Payment of the remaining balance at the end of 60 months from the payment of the first installment above, as from February 1, 2018;
•	Payments will be adjusted by CDI + 1% per year, on the effective date of payment of each installment.

Eletropaulo filed a request to record in the file that the agreements between the parties were fully approved.

The Company has a receivable of R$ 1,491,810 as of December 31, 2018 (R$ 351,054 as of December 31, 2017), under the loans and financing item, corresponding to the portion considered uncontroversial by the Company. The Company maintained its classification in the loans and financing item in non-current assets due to the non-approval of the judicial agreement.

8.2 - Allowance for doubtful accounts - ADA

This provision is deemed sufficient by the management of the Company to cover any expected losses in these assets, based on an analysis of the portfolio’s behavior.

Changes in the ADA for financing and loans granted by the Company are as follows:

Balance on December 31, 2015	241,047
(+) Complement	20,521
(-) Reversals	(3,230)
Balance on December 31, 2016	258,338
(+) Complement	36,024
(-) Reversals	(25,442)
Balance on December 31, 2017	268,920
(+) Complement	407,734
(-) Reversals	(369,000)
Balance on December 31, 2018	307,654

The establishing and reversal of the ADA were recorded in the year’s profits and losses as Operating Provisions (Note 38). The amounts recorded as ADA are recorded as definitive losses (written off) when there is no longer any expectation of recovery of the funds.